Mar. 04, 2022
Aptus Defined Risk ETF
Aptus Defined Risk ETF
Aptus Defined Risk ETF (DRSK) (the “Fund”) March 4, 2022 Supplement to the Summary Prospectus and Prospectus, each dated August 31, 2021, as previously supplemented
The following replaces the section entitled “Principal Investment Strategies—Equity Strategy” on pages 2–3 of the Fund’s Summary Prospectus and page 15 of the Fund’s Prospectus:
Equity Strategy
The Fund’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). A call option gives the purchaser the right to purchase shares of the underlying security at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the call option. In the event the underlying security appreciates in value, the value of the call option will generally increase, and in the event the underlying security declines in value, the call option may end up worthless and the premium may be lost.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Underlying Individual Equities based primarily on the Adviser’s proprietary analysis built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, valuation, and momentum. Stocks selected as Underlying Individual Equities by the Adviser must also have call options available for purchase that meet the Fund’s minimum liquidity threshold for investibility. The Adviser seeks to select Underlying Individual Equities to diversify exposure across a variety of industries and to maximize the Fund’s equity exposure given the amount allocated to the applicable options, as described below. Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities.
The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread”). A written (sold) call option gives the seller the obligation to sell shares of the reference asset at the strike price until the expiration date. The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
Call options purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable reference asset. The Fund will generally turn over its options holdings to rebalance its Equity Strategy investments on a monthly basis, at which time the Fund allocates approximately 0.25% to 1.00% of its net assets to options on each of the Underlying Individual Equities and may allocate up to approximately 5.00% to options on each of the equity indexes, Underlying Equity ETFs, or Underlying Bond ETFs selected. Each time the Fund rebalances its Equity Strategy, the Fund will typically sell the options it holds and purchase new ones as described above. To the extent the Fund sells options tied to one individual stock or ETF and purchases new options tied to the same individual stock or ETF, the rebalance will generally result in the Fund owning options with a later expiration date than the previous set of options. The Adviser will actively manage the Fund’s options as markets move or events occur (e.g., earnings announcements) to roll forward expiration dates or to increase or decrease market exposure to attempt to reduce the potential volatility inherent in options where the price of the reference asset is significantly higher or lower than the strike price.
Additionally, the Adviser seeks to limit the Fund’s exposure to equity market declines by utilizing a combination of purchased and written (sold) exchange-listed put options (known as a “spread”) on Underlying Individual Equities, on one or more equity indexes, on one or more Underlying Equity ETFs, or on one or more Underlying Bond ETFs. A purchased put option gives the purchaser the right to sell shares of the underlying security at a strike price prior to its expiration date. The purchaser of the put option pays a cost (premium) to purchase the put option. In the event the underlying security depreciates in value, the value of the put option will generally increase, and in the event the underlying security appreciates in value, the put option may end up worthless and the premium may be lost.
Put options purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable reference asset. Generally, each time the Fund rebalances its Equity Strategy, the Fund allocates approximately 0.25% to 1.50% of its net assets to put options and will sell the options it holds and purchase new ones as described above.
In addition, the Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
Because the premiums for call and put options purchased by the Fund will typically be a fraction of the value of the underlying reference assets, the options enable the Fund to gain greater exposure to the underlying reference assets than the amount invested in such options. Consequently, the Fund seeks to have greater participation in the appreciation (for call options) or depreciation (for put options) of the applicable underlying reference assets than it would have by investing the same amounts directly in such underlying reference assets, while limiting the maximum loss from such options to the premiums paid.
Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.